-1-


                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, D.C.  20549

                                             FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                   [X]
        Pre-Effective Amendment No.      ^        2       [X]
        Post-Effective Amendment No.                      [ ]
                                                  and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
        Amendment No.      ^        2       [X]
                                 (Check appropriate box or boxes)

                                  EAI SELECT MANAGERS EQUITY FUND
                        (Exact Name of Registrant as Specified in Charter)

                                 200 Connecticut Avenue, Suite 700
                                  Norwalk, Connecticut 06854-1958
                        (Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code:  (203) 855-2200

William C. Crerend                                          copy to:
Senior Vice President and General Counsel                   Paula Lacey Herman
Evaluation Associates Capital Markets, Incorporated         Day Berry & Howard
200 Connecticut Avenue, Suite 700                           CityPlace
Norwalk, Connecticut 06854-1958                             Hartford,
Connecticut 06103-3499
                              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
        <square>immediately upon filing pursuant to paragraph (b)
        <square>on (date) pursuant to paragraph (b)
        <square>60 days after filing pursuant to paragraph (a)(1)
        <square>on (date) pursuant to paragraph (a)(1)
        <square>75 days after filing pursuant to paragraph (a)(2)
        <square>on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box
        <square>this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The proposed public offering will occur as soon as practicable after the effective date of this registration statement. The registrant hereby amends this amendment to its registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to section 8(a), may determine.

           CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

[CAPTION]
Title of         Amount being   Proposed       Proposed        Amount of
securities       registered     maximum        maximum          registration
being registered                offering       aggregate       fee
                                price per      offering
                                unit           price



        Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant elects to register an indefinite amount of shares of beneficial interest.

                                  EAI SELECT MANAGERS EQUITY FUND
                                      REGISTRATION STATEMENT
                                       CROSS REFERENCE SHEET
                                   (AS REQUIRED BY RULE 481(A))

Form N-1A Item                                       Location

Part A - Prospectus

Item 1.        Cover Page                            Cover Page

Item 2.        Synopsis                              Introduction; Fund
                                                     Expenses

Item 3.        Condensed Financial                   Not Applicable
               Information

Item 4.        General Description of                Organization of the Fund,
                                                     Investment
               Registrant                            Objectives and Policies;
                                                     Investment Techniques and
                                                     Associated Risks

Item 5.        Management of the Fund                Management of the Fund;
                                                     Distribution of
                                                     the Fund's Shares;
                                                     Portfolio Transactions
                                                     and Brokerage

Item 5A.       Management's Discussion               Performance
                                                     Advertisements;
                                                     Performance
               of Fund Performance                   Information

Item 6.        Capital Stock and                     Description of Shares,
                                                     Voting Rights
               Other Securities                      and Liabilities; Dividends
                                                     and Distributions; Tax
                                                     Information

Item 7.        Purchase of Securities                Purchase of Shares;
                                                     Valuation of Shares
               Being Offered

Item 8.        Redemption or Repurchase              Redemption of Shares

Item 9.        Pending Legal Proceedings                ^        Pending
                                                     Litigation

Part B - Statement of Additional Information

Item 10.       Cover Page                            Cover Page

Item 11.       Table of Contents                     Table of Contents

Item 12.       General Information                   Prior Existence of the
                                                     Fund
               and History

Item 13.       Investment Objectives                 Investment Objectives and
                                                     Operating
               and Policies                          Policies; Portfolio
                                                     Turnover

Item 14.       Management of the Fund                Trustees and Officers

Item 15.       Control Persons and                   Trustees and Officers;
                                                     Control of the Fund
               Principal Holders of
               Securities

Item 16.       Investment Advisory and               Investment Advisory and
                                                     Other Services
               Other Services

Item 17.       Brokerage Allocation and              Transactions in Portfolio
                                                     Securities
               Other Practices

Item 18.       Capital Stock and                     Shares of the Fund
               Other Securities

Item 19.       Purchase, Redemption and              Purchase and Pricing
               Pricing of Securities
               Being Offered

Item 20.       Tax Status                            Tax Status

Item 21.       Underwriters                          Principal Underwriters

Item 22.       Calculation of                        Performance Data
               Performance Data

Item 23.       Financial Statements                  Financial Statements

Part C - Other Information

Item 24.       Financial Statements                  Financial Statements and
                                                     Exhibits
               and Exhibits

Item 25.       Persons Controlled by                 Persons Controlled by or
                                                     Under Common
               or Under Common Control               Control with the Fund
               with Registrant

Item 26.       Number of Holders of                  Number of Holders of
                                                     Securities
               Securities

Item 27.       Indemnification                       Indemnification

Item 28.       Business and Other                    Business and Other
                                                     Connections of
               Connections of Investment             Investment Advisers
               Adviser

Item 29.       Principal Underwriters                Principal Underwriter

Item 30.       Location of Accounts                  Location of Accounts and
                                                     Records
               and Records

Item 31.       Management Services                   Management Services

Item 32.       Undertakings                          Undertakings

                                                    SUBJECT TO COMPLETION
                                                       ^
                                                       DECEMBER 20    , 1995


                                  EAI SELECT MANAGERS EQUITY FUND
                                            PROSPECTUS
                                       ^        DECEMBER 21    , 1995

                200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854
                                          (203) 855-2200

                               Shareholder Services:  (800) 798-8055

        The EAI Select Managers Equity Fund (the "Fund") is a diversified, open-end management investment company with a diversified equity portfolio.
The primary investment objective of the Fund is to achieve long-term capital appreciation. The assets of the Fund are invested primarily in common stocks, but may also be invested in convertible securities and fixed income securities. Fund assets are managed by multiple subadvisers, which provides for a diversified approach to the management of those assets. There can be no assurance that the Fund can achieve its investment objective.

        The Fund is authorized to offer its common shares (the "Shares") which may be purchased at a price equal to their net asset value per share on a continuous basis. Each Share represents an identical interest in the investment portfolio of the Fund and has the same rights.

        This prospectus sets forth concisely the information concerning the Fund that a prospective investor ought to know before investing. It should be read and retained for future reference. The Fund has filed with the Securities and Exchange Commission a Statement of Additional Information, dated
   ^         December 21    , 1995, which contains more detailed
information about the Fund and is incorporated into this Prospectus by reference. A copy of the Statement of Additional Information may be obtained without charge by contacting EAI Securities Inc. at 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854, (203) 855-2200.

        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


                                           INTRODUCTION

        This Prospectus describes the shares offered by and operations of the Fund. The Fund is a diversified, open-end management investment company which was established in 1995. This Prospectus offers Shares of the Fund. See "Description of Shares, Voting Rights and Liabilities" on page 14.

Investment Objective

        The primary investment objective of the Fund is to achieve long-term capital appreciation. The Fund attempts to achieve this objective by utilizing subadvisers (the "Subadvisers") which have investment philosophies consistent with this basic objective. The Subadvisers invest the assets of the Fund primarily in a variety of equity securities, including common stocks, but may also invest in convertible securities and fixed income securities with a maximum remaining maturity of 15 years. The principal risks associated with an investment in the Fund relate to the risks associated generally with equity securities. See "Investment Objectives and Policies" on page 6 and "Investment Techniques and Associated Risks" on page 7.

The Investment Adviser

        The Fund is managed by Evaluation Associates Capital Markets, Incorporated (the "Manager"), a registered investment adviser, commodity pool operator and commodity trading adviser located in Norwalk, Connecticut. For its services to the Fund, the Manager is entitled to a fee, payable quarterly, at the rate of 0.92% per annum of the average daily net asset values of the Fund. See "Management of the Fund" on page 10 for a description of the Management Agreement.

The Subadvisers

        The Manager is responsible, subject to the oversight of the Fund's Board of Trustees, for the selection and supervision of the Subadvisers. When originally selected by the Manager, the Subadvisers are generally small (less than $750 million in total assets under management) and have only one or two key investment professionals, although the Subadvisers may grow beyond these parameters after their selection by the Manager (as several of the current Subadvisers already have). The Fund presently has five Subadvisers, which are listed in the remainder of this paragraph. Dietche & Field Advisers, Inc. invests primarily in securities issued by medium to large-sized companies and focuses on value and an "eclectic" mix (i.e. a selection of securities that appear to be superior using various methods). Liberty Investment Management invests primarily in securities issued by medium-sized companies and focuses on growth and value. Hudson Capital Advisors invests primarily in securities issued by medium to large-sized companies and focuses on growth and an eclectic mix. Stonehill Capital Management, Inc. invests primarily in securities issued by medium to large-sized companies and focuses on growth and an eclectic mix. Equinox Capital Management, Inc. invests primarily in securities issued by large-sized companies and focuses on value.

        The Subadvisers are each entitled to a fee, payable quarterly by the Manager. See "Management of the Fund" on page 10 and the Statement of Additional Information for a description of the Manager and the Subadvisers.

        Currently, the Investment Company Act of 1940 (the "1940 Act") requires that the Shareholders of the Fund approve the sub-advisory agreements between
the Manager and the Subadvisers.  The Fund    ^        is seeking an
exemptive order from the Securities and Exchange Commission exempting it from the requirements that each sub-advisory agreement be approved by a majority
vote of the     Shareholders of the Fund    ^       .  There can be no
assurance that the Fund's request for such an exemptive order will be granted.
If the Securities and Exchange Commission     grants the Fund's application,
the Manager will be able, subject to the approval of the Trustees, to engage and to terminate Subadvisers, to change the terms of specific sub-advisory agreements, or to continue the engagement of particular Subadvisers after events which would otherwise require their automatic termination under the 1940
Act.     ^        While     Shareholder approval would not be required
for the Manager to terminate a sub-advisory agreement, the Shareholders would still have the ability to terminate such an agreement on their own at any time by a vote of a majority of the outstanding Shares.

The Distributor

        EAI Securities Inc. (the "Distributor"), an affiliate of the Manager, serves as distributor of the Fund's shares. See "Distribution of the Fund's Shares" on page 12 and the Statement of Additional Information.

Offering and Redemption Price

        Shares of the Fund may be purchased through the Distributor, which offers the Fund's shares on a continuous basis. The Shares are sold at the net asset value per share next computed after the purchase order is received by DST Systems, Inc. (the "Transfer Agent"). The minimum initial investment is $500,000, and the minimum subsequent investment is $1,000, which minimums may be waived by the Fund. See "Purchase of Shares" on page 15 and "Valuation of Shares" on page 17.

        Shares of the Fund may be redeemed at any time at the net asset value per share next computed after receipt of a redemption request in proper form by the Transfer Agent. See "Redemption of Shares" on page 18.

Risk Factors

        There can be no assurance that the Fund will achieve its investment objective. The Fund will invest primarily in a variety of equity securities, and there are risks generally associated with such investments. These risks include (i) ordinary market risks as a result of changing economic and market conditions, (ii) the risks that result from investing in small to medium sized companies, the securities of which (or the financial instruments related to such securities) have a limited market, and (iii) the risk that during the start-up phase of the Fund's operations, the Fund's expenses may constitute a disproportionate percentage of the Fund's average net assets due to a relatively low level of net assets. In addition, the specific types of securities in which the Fund will invest also present risks that are peculiar to those securities. For example, investments in foreign securities are exposed to political and economic risks not associated with domestic securities, as well as the possibility of the imposition of withholding taxes and government restrictions on the sales of such securities. Investments in illiquid securities are subject to greater risk of loss because they are not readily marketable. Repurchase agreements involve certain risks in the event of a default or insolvency by the other party. Warrants are generally considered more speculative investments and are therefore subject to a greater risk of loss. Investments in other investment companies investing in the securities described above are subject to the same risks as a direct investment in those securities. See "Investment Techniques and Associated Risks" on page 7 for a more detailed discussion of these risk factors.

                                           FUND EXPENSES

        The following table provides the investor with information concerning annual operating expenses of the Fund. The expenses and fees set forth in the table are projected for the Fund's initial fiscal year, on a pro forma basis. The Fund has no operating history on which to base a historical disclosure of fees:


SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load on Purchases                                 None
(as a percentage of offering price)

Maximum Sales Load Imposed on Reinvested Dividends              None
(as a percentage of offering price)

Deferred Sales Load                                             None
(as a percentage of either original purchase
      price or redemption proceeds)

Redemption Fee                                                  None
(as a percentage of amount received)

ANNUAL FUND OPERATING EXPENSES

Management Fees*                                            ^       0.67%

Other Expenses                                                      0.48%

Total Fund Operating Expenses+                              ^       1.15%

_____________________

        *The Management Fees reflect the aggregate fees paid to the Manager and each Subadviser. For a description of such fees, see "Management of the Fund" on page 10 and the Statement of Additional Information.

        +The Manager has committed to waive a portion of its fee for the first year of operation of the Fund to the extent necessary to cap overall Fund expenses at 1.15%. Thereafter, the Manager's fee may not be capped, and, if
not, the    Manager's fee will be 0.92% per annum of the average daily net
asset value of the Fund and the     total Fund operating expenses are expected
to be approximately 1.40%, assuming a net asset value for the Fund of at least
$75 million.  The table above reflects projected fees     ^
   after     giving effect to the Manager's fee cap in    ^
   the     first year of the Fund's operation.

Example                                                             1 year         3 years

Assuming a hypothetical $1,000 investment and assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period, an investor would pay the following expenses:

                                                                    $12            $44

An investor would pay the following expenses on the same
$1,000 investment assuming no redemption at the end of each
time period:
                                                                    $12            $44

        The purpose of the table above is to help the investor understand the various costs and expenses that the investor will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The expenses set forth in this table are based on total Fund operating expenses of 1.15% in the Fund's first year (as a result of the Manager's fee cap described above) and total Fund operating expenses of 1.40% each year thereafter, assuming a net asset value for the Fund of at least $75 million. For more complete descriptions of the various costs and expenses, see "Management of the Fund" on page 10.

        Payments of fees are stated as a percentage of net assets of the Fund. "Other Expenses" is based on projected amounts for the initial fiscal year.

        In certain instances, the Fund may enter into directed brokerage arrangements in which it will direct the brokerage for certain securities transactions to be entered into by its Subadvisers to a certain broker-dealer in exchange for that broker-dealer's agreement to pay a portion of the custodian, transfer agent or other administrative fees incurred by the Fund. Such arrangements are discussed further herein. In addition, the Manager may from time to time, but is not required to, waive all or a portion of the management fee due to it under the Management Agreement. Any voluntary fee waiver by the Manager may be terminated or reduced at any time in the sole discretion of the Manager. Shareholders will be notified of any changes in such fee waivers at the time they become effective. Directed brokerage arrangements will not be effected at any time that the Manager has waived all or a portion of the management fee due to it under the Management Agreement, in accordance with the requirements of the 1940 Act and the rules thereunder.

        The Manager has committed to waive a portion of its fee for the first year of operation of the Fund to the extent necessary to cap overall Fund expenses at 1.15% of the average of the daily net asset value of the Fund.


                                    PERFORMANCE ADVERTISEMENTS

        From time to time, the Fund may include performance data in advertisements, sales literature or reports to current or prospective shareholders. Performance data about the Fund is based on the Fund's past performance only and is not an indication of future performance. Performance data may be expressed in various measures, including total return for the Fund's Shares or as a statistical reference to the Fund's volatility. Average annual total return figures as prescribed by the Securities and Exchange Commission represent the average annual percentage change in value of a $1,000 investment in the Fund for one-, five-, and ten-year periods, or any portion thereof, to the extent applicable, through the end of the most recent fiscal quarter, assuming reinvestment of all distributions. The Fund may also furnish total return quotations for other periods, or based on investments of other amounts. For such purposes, total return equals the total of all income and capital gains paid to holders of Shares of the Fund, assuming reinvestment of all distributions, plus (or minus) the change in value of the original investment, expressed as a percentage of the purchase price. Volatility will be measured as the standard deviation of the Fund's past performance. The Fund may also include in advertisements, sales literature or reports a comparison of Fund performance to the performance of other mutual funds or various unmanaged indices. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses.

        Advertisements, sales literature and communications may also contain information about the Fund's, the Manager's or the Subadvisers' current investment strategies and management style. Current strategies and style may change to allow the Fund to respond quickly to a changing market and economic environment. From time to time, the Fund may discuss specific portfolio holdings or industries in such communications.

        Performance information for the Fund reflects only the performance of a hypothetical investment in the shares of the Fund during the particular time period on which the calculations are based. Performance information should be considered in light of the Fund's investment objectives and policies, characteristics and qualities of the Fund's portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine total return and volatility, see the Statement of Additional Information.

                                     ORGANIZATION OF THE FUND

        The Fund was organized on September 27, 1995 as a Massachusetts business trust. The Fund is categorized as an open-end management company under Sections 4 and 5 of the 1940 Act.

                                INVESTMENT OBJECTIVES AND POLICIES

        The primary investment objective of the Fund is to achieve long-term capital appreciation. There can be no assurance that the Fund will achieve its objective. The Fund's investment objective is a fundamental policy and may not be changed without majority shareholder approval. In addition, the Fund's policy is to invest at least 65% of its total assets in equity securities, and this is also a fundamental policy that may not be changed without majority shareholder approval; provided however that the Fund may at times for defensive purposes temporarily place all or a portion of its assets in cash, short-term commercial paper, U.S. government securities, high quality debt securities and obligations of banks when, in the judgment of the Manager or a Subadviser, such investments are appropriate in light of economic or market conditions.

        The Fund attempts to achieve its investment objective by utilizing Subadvisers which have investment philosophies consistent with this basic objective. The Subadvisers invest the assets of the Fund primarily in a variety of equity securities, including common stocks, but may also invest in convertible securities and fixed income securities with a maximum remaining maturity of fifteen years. The Fund presently has five Subadvisers. Dietche & Field Advisers, Inc. invests primarily in securities issued by medium to large-sized companies and focuses on value and an "eclectic" mix (i.e., a selection of securities that appear to be superior using various methods). Liberty Investment Management invests primarily in securities issued by medium-sized
companies and focuses on growth and value.  Hudson Capital    ^
   Advisors     invests primarily in securities issued by medium to large-sized companies and focuses on growth and an eclectic mix. Stonehill Capital Management, Inc. invests primarily in securities issued by medium to large-sized companies and focuses on growth and an eclectic mix. Equinox Capital Management, Inc. invests primarily in securities issued by large-sized companies and focuses on value.

        The Fund does not propose to concentrate 25% or more of its total assets in a particular industry or group of industries.

        The Fund is subject to certain investment restrictions which may not be changed without majority shareholder approval.

        The Fund pursues its investment objectives primarily by investing in equity or equity-related securities, which consist primarily of common stock, American Depositary Receipts and convertible securities (including bonds).

        To the extent consistent with its investment objectives and policies, the Fund may also invest in fixed income securities for current income and capital preservation. Such fixed income securities will have a maximum remaining maturity of 15 years. The Fund will invest in fixed income securities issued by the U.S. government and certain of its agencies and instrumentalities, or corporate bonds or debentures that are rated not less than Aa by Moody's or AA by Standard and Poor's or, in the case of debt securities not rated by Moody's or Standard and Poor's, of comparable quality as determined by the appropriate Subadviser (provided that the rating of certain convertible fixed income securities may be lower). The Fund may also invest in fixed income securities for capital appreciation. Fixed income securities may have fixed or variable rates. The Fund may at times for defensive purposes temporarily place all or a portion of its assets in cash, short-term commercial paper, U.S. government securities, high quality debt securities and obligations of banks when, in the judgment of the Manager or a Subadviser, such investments are appropriate in light of economic or market conditions.


                            INVESTMENT TECHNIQUES AND ASSOCIATED RISKS

        The following are descriptions of certain types of securities invested in by the Fund, certain investment techniques employed by the Fund, and risks associated with using either those securities or those investment techniques.

General Risks Associated with the Fund

        The Fund is subject to ordinary market risks as a result of changing economic and market conditions which might affect the profitability and financial condition of the companies in whose securities the Fund assets are invested. In an attempt to mitigate the risk of loss of principal due to market fluctuation for individual securities, the Fund invests primarily in a diversified portfolio of equity securities. Moreover, the use of several Subadvisers provides further diversification in the investments of the Fund. Such diversification does not eliminate all risks and investors should expect the net asset value of their shares in the Fund to fluctuate based on market conditions or a variety of other factors, as discussed herein.

        The securities of small to medium-sized (by market capitalization) companies, or financial instruments related to such securities, may have a more limited market than the securities of larger companies. Accordingly, it may be more difficult to effect sales of such securities at an advantageous time or without a substantial drop in price than it would be with securities of a company with a larger market capitalization and broader trading market.
In addition, securities of a small to medium-sized company may have greater price volatility as they are generally more vulnerable to adverse market factors such as unfavorable economic reports.

        The Fund is a newly organized investment company. During the start-up phase of the Fund, Fund expenses may constitute a disproportionate percentage of average Fund net assets due to a relatively low level of net assets.

Other Securities

        In addition to the general risks associated with the Fund, certain types of securities in which the Fund will invest present more specific risks.

        Foreign Securities. While the Fund will not directly invest in foreign securities, it may invest to a limited extent in sponsored or unsponsored American Depository Receipts ("ADRs") or other investment companies that invest in foreign securities, so the performance of these investments will depend upon the performance of the underlying foreign securities. ADRs are dollar-denominated receipts issued generally by U.S. banks and which represent a deposit with the bank of a foreign company's securities. Unsponsored ADRs differ from sponsored ADRs in that the establishment of unsponsored ADRs is not approved by the issuer of the underlying foreign securities. Ownership of unsponsored ADRs may not entitle the Fund to financial or other reports of the issuer, to which it would be entitled as the owner of sponsored ADRs. Investments in foreign securities involve risks that differ from investments in securities of domestic issuers. Such risks may include political and economic developments, the possible imposition of withholding taxes, possible seizure or nationalization of assets, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the Fund's investments. In addition, foreign countries may have less well-developed securities markets as well as less regulation of stock exchanges and brokers and different auditing and financial reporting standards. Not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements. Investing in the fixed-income markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems which may be less stable, than those of developed countries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

        Illiquid Securities. The Fund may invest up to 15% of its net assets in securities that are not readily marketable ("illiquid securities"). These securities, which may be subject to legal or contractual restrictions on their resale, may involve a greater risk of loss. Securities that are not registered for sale under the Securities Act of 1933, as amended (the "1933 Act"), but are eligible for resale pursuant to Rule 144A under the 1933 Act, will not be considered illiquid for purposes of this restriction if the appropriate Subadviser determines, subject to the review of the Trustees, that such securities have a readily available market.

        Repurchase Agreements. In a repurchase transaction, the Fund purchases a security from a bank or a broker-dealer and simultaneously agrees to resell that security to the bank or broker-dealer at an agreed upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed upon rate of interest. In effect, the obligation of the seller to repay the agreed-upon price is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, and the value received upon disposal being less than the amounts due the Fund. The Fund may not invest in repurchase agreements with a maturity of more than seven days if the aggregate of such investments, along with other illiquid securities, exceeds 15% of the value of the Fund's net assets.

        Warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and are considered speculative investments. For example, if a warrant were not exercised by the date of its expiration, the Fund would lose its entire investment. The Fund's investments in warrants will not exceed 5% of the value of its net assets (calculated at market value at the time of each investment), and not more than 2% of its net assets will be invested in warrants or rights not listed on the New York Stock Exchange.

        Investment Companies. The Fund may invest in other registered investment companies which in turn invest in the types of securities discussed in the preceding paragraphs. As such, the performance of the Funds's investments in those other investment companies will be subject to the sorts of risks described in the preceding paragraphs. Pursuant to the 1940 Act, the Fund may acquire no more than 3% of the outstanding voting stock of any single investment company, and it may invest no more than 5% of its assets in any one investment company and no more than 10% of its assets (in each case taken at market value and measured immediately after giving effect to such investment) in all of the investment companies whose securities it owns. When the Fund invests in the securities of other registered investment companies, certain expenses, such as management fees, will be duplicated.

Portfolio Turnover

        In carrying out the investment policies described in this Prospectus, the Fund expects to engage in a substantial number of securities portfolio transactions, and the rate of portfolio turnover will not be a limiting factor when a Subadviser deems it appropriate to purchase or sell securities for the Fund. The Fund estimates that its annual turnover rate will not exceed 200%. High portfolio turnover involves correspondingly greater brokerage commissions for the Fund and other transaction costs that are borne directly by the Fund. In addition, high portfolio turnover may also result in increased short-term capital gains which, when distributed to shareholders, are treated for federal
income tax    ^        purposes     as ordinary income.  See "Portfolio
Transactions and Brokerage" on page 12 and "Tax Information" on page 15.


                                      MANAGEMENT OF THE FUND

Board of Trustees

        The Board of Trustees of the Fund (the "Trustees") is responsible for the overall supervision of the operations of the Fund. The Trustees perform the duties imposed on them by the 1940 Act and the Massachusetts General Laws. In addition to their other duties, the Trustees appoint the officers of the Fund annually and approve the selection and termination of the Subadvisers. More information on the Trustees is set forth in the Statement of Additional Information.

The Manager

        Pursuant to a Management Agreement (the "Management Agreement"), the Manager acts as investment adviser for the Fund. In this capacity, the Manager, subject to the authority of the Trustees, is responsible for the overall management of the Fund's business affairs. This responsibility includes the selection and termination of the Subadvisers and the allocation of portfolio assets among the Subadvisers, subject in each case to the oversight of the Trustees.

        EAI Partners, L.P., the Manager's direct parent (the "Parent"), and its predecessors together have more than 19 years of experience in the investment consulting business. The Parent is presently owned by certain employees and certain non-employee investors. Equity interests in the Parent are owned by a total of 29 entities, and no single equity holder holds more than 25% of the outstanding equity interests of the Parent. The Parent and its subsidiaries together currently have more than 100 employees, approximately 55 of which are professional staff. The Parent, directly and through the Manager, offers services which are generally divided between investment consulting services, including manager evaluation and performance evaluation services, and the management of multi-adviser funds for a number of institutional and high net worth individual clients. The Manager's address is 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854-1958.

The Subadvisers

        Dietche & Field Advisers, Inc. was formed in November, 1984 and is currently owned by its employees. As of December 31, 1994, it had $3.2 billion of assets under management. Its address is 437 Madison Avenue, New York, New York 10022.

        Liberty Investment Management (formerly Eagle Asset Management) was originally formed in January, 1976 and is currently wholly owned by Herbert E. Ehlers. As of December 31, 1994, it had $4.4 billion of assets under management. Its address is 2502 Rocky Point Drive, Tampa, Florida 33607.

        Hudson Capital    ^        Advisors     was formed in January,
1987. The firm is a division of Fahnestock & Co., Inc., which is wholly owned subsidiary of Fahnestock Viner Holdings Inc., a publicly held Canadian Company. As of December 31, 1994, assets under management totalled $788 million. Its address is 805 Third Avenue, New York, New York 10022.

        Stonehill Capital Management was formed in April, 1989. The firm is owned by Robert Emerson. As of December 31, 1994, assets under management totalled $163 million. Its address is 277 Park Avenue, New York, New York 10052.

        Equinox Capital Management, Inc. was formed in May, 1989. The firm is owned by its employees. As of December 31, 1994, assets under management totalled $3.3 billion. Its address is 399 Park Avenue, New York, New York 10022.

Compensation

        As compensation for its services, the Manager is entitled to a fee, payable quarterly, at the annual rate of 0.92% of the average of the daily net asset value of the Fund. This fee is higher than the management fee paid by most investment companies. The Management Agreement also provides that the Fund will reimburse the Manager on a cost basis in the event that the Manager provides any services involved in maintaining registrations of the Fund and its shares with the Securities and Exchange Commission or involved in the preparation of shareholder reports and further provides that the Manager will reimburse the Fund for the amount, if any, of the expenses of the Fund (including the Manager's compensation but excluding interest, brokerage costs, taxes and extraordinary expenses) for any fiscal year which exceeds the level of expenses which the Fund is permitted to bear under the most restrictive expense limitation imposed (and not waived) on the Fund by any state in which the shares of the Fund are then qualified for sale. The Manager has committed to waive a portion of its fees for the first year of operation of the Fund to the extent necessary to cap overall Fund expenses at 1.15%.

        The Manager pays a portion of its management fees to the Subadvisers pursuant to the Sub-advisory Agreements between the Manager and each Subadviser. The following are the amounts paid to each Subadviser (expressed as a per annum percentage of the average of the monthly net asset value of the assets of the Fund managed by such Subadvisor):

        Dietche & Field Advisers, Inc. -             .375%

        Liberty Investment Management -              .375%

        Hudson Capital    ^        Advisors     -    .375%

        Stonehill Capital Management, Inc. -         .375%

        Equinox Capital Management, Inc. -           .375%

        The amount of the management fee that will be retained by the Manager may vary according to the allocation of Fund assets among the Subadvisers. It is presently estimated that, in the first fiscal year of the Fund, the Manager will pay approximately 41% of the management fee it receives under the Management Agreement to the Subadvisers and will retain approximately 59% of that fee for itself, assuming the Manager's cap on its management fees in the first year of the Fund's operation does not impact these percentages.

The Portfolio Manager

        Mr. Keith Stransky will serve as portfolio manager of the Fund. Mr. Stransky is Senior Vice President and Director of Traditional Funds Management and Research for the Manager. Mr. Stransky joined the Parent in 1983, and prior to that he was the Technical Director for Hamilton, Johnston & Co., Inc. Mr. Stransky has 20 years of consulting-related investment experience. Mr. Stransky is a Chartered Financial Analyst.

        The Fund will retain Van Eck Associates Corporation to perform administrative and accounting functions for it. These functions will include legal, accounting, regulatory and compliance services, state registration services, corporate secretary and board of trustees administration, tax compliance services and reporting. Van Eck Associates Corporation receives an annual fee, payable monthly, at a per annum percentage of the average daily net asset value of the assets of the Fund. The annual fee is graduated, beginning at .20% of the average daily net assets of the Fund if such assets during the month the fee is calculated are less than $100 million and ending at .12% of the average daily net assets of the Fund if such assets during the month the fee is calculated are equal to or more than $260 million. There is a minimum annual fee of $100,000 payable to Van Eck Associates Corporation.

           ^        The Manager may compensate certain     financial
institutions that are not affiliated with the Fund or the Distributor
   ^        out of its own funds in connection with certain sales     to
Shareholders.     ^        Those     financial institutions
   ^         will be compensated for providing     assistance in
marketing the Shares of the Fund   ^    .

The Custodian and the Transfer Agent

        Boston Safe Deposit and Trust Company will serve as the Fund's Custodian pursuant to a Custody Agreement. Its address is One Boston Place, Boston, Massachusetts 02108.

        DST Systems, Inc. will serve as the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an Agency Agreement. Its address is 1004 Baltimore, Kansas City, Missouri 64105-1802.


                                 DISTRIBUTION OF THE FUND'S SHARES

The Distributor

        The Distributor will serve as the distributor of the shares of the Fund. Its address is 200 Connecticut Avenue, Norwalk, Connecticut 06854-1958. The Distributor will distribute the shares of the Fund solely on a subscription basis.


                               PORTFOLIO TRANSACTIONS AND BROKERAGE

        Each Subadviser is responsible for decisions to buy and sell securities using the Fund assets allocated to it, as well as for broker-dealer selection in connection with the portfolio managed by such Subadviser. Each Subadviser will adhere to the Fund's policy of seeking the best execution and price (which in some instances may include paying higher brokerage commissions for brokerage and research services provided to the Fund and may include the directed brokerage arrangements described in the next paragraph).

        In certain instances, the Fund may enter into directed brokerage arrangements in which it will direct the brokerage for certain securities transactions to be entered into by its Subadvisers to a certain broker-dealer in exchange for that broker-dealer's agreement to pay a portion of the custodian, transfer agent or other administrative fees incurred by the Fund. Directed brokerage transactions will only be executed if, in light of the offsetting reduction in administrative fees to be incurred by the Fund, they represent the best execution and price for that transaction or as good execution and price as would otherwise be available to the Fund. As stated above, directed brokerage arrangements will not be effected at any time that the Manager has waived all or a portion of its management fee.

        The Manager and/or one or more of the Subadvisers may use an affiliated broker/dealer to execute transactions on behalf of the Fund. In addition, the Manager may participate in the directed brokerage arrangement described above with an affiliated broker/dealer.


                                      PERFORMANCE INFORMATION

        As stated above, the Manager, the Parent and their predecessors together have more than 19 years of experience in the investment consulting and management business. Among the assets under the management of the Parent
   ^        are those in     The EAI Small Managers Equity Fund Trust
(the "SMEF Trust")    ^       , a collective investment fund     with
investment objectives and styles that are    sustantially identical     to
those of the Fund.     Although Shares of the Fund will be available to others,
subject to the minimum investment requirements set forth herein, the Fund is being organized to serve as a continuation of the SMEF Trust for certain participant directed account plans (within the meaning of Section 404(c) of the Employee Retirement Income Security Act of 1974, as amended ("ERISA")).
The following    table therefore presents the annualized rate of return of
the    ^        SMEF Trust and compares that rate of return     to    the
annualized rate of return of     the Standard & Poor's 500 Stock Index (the
"S&P 500")    for the periods listed    .  The figures for the    ^
   SMEF Trust     include the impact of capital appreciation as well as the
reinvestment of interest and dividends.     The Subadvisers listed herein for
the Fund have been the individual portfolio managers for the SMEF Trust since February 1, 1992. Therefore, the results shown below for three years, five years and ten years do not reflect the performance of the current portfolio managers during such periods, but rather that of the portfolio managers chosen
by the Parent for the SMEF Trust during those periods.      THE FOLLOWING
TABLE REPRESENTS ONLY THE HISTORIC PERFORMANCE OF THE    ^       SMEF
TRUST    , AND SHOULD NOT BE CONSIDERED AS AN INDICATION OF THE FUTURE
PERFORMANCE OF THE FUND.

        Time Period                       ^        SMEF Trust (1)     S&P 500(2)

        10 years       1985-1994             ^        16.31%           14.36%

        5 years        1990-1994             ^        11.17             8.67

        3 years        1992-1994             ^        10.07             6.25

        1 year         1994               -   ^        2.08             1.28

(1)     The    ^        SMEF Trust is an     equity-oriented, fully
        discretionary, separately managed collective investment    ^
           fund,     which had a net asset value of more than    ^
           $216,000,000     as of December 31, 1994 and    ^     which
        had been managed by the    ^     Parent for at least
           ^        ten     years prior to that date.  The    ^
           return for the SMEF Trust     was calculated as a time-weighted rate
        of return (i.e., cash flows are included on the date on which they are received) in accordance with standards set by the Association for
        Investment Management and Research.  The    ^        figures
        above do     not reflect all of the assets under the management of the
           ^     Parent and    ^        its     affiliates and may
        not accurately reflect the performance of all accounts managed by them.

(2) The S&P 500 is a market weighted index composed of 500 companies with market capitalizations over $5,000,000,000. The index is unmanaged and reflects the reinvestment of dividends.

        The performance figures set forth above for the    ^        SMEF
Trust reflect the     fees and expenses paid by the    ^        SMEF
Trust     which   ^     were approximately    ^        1.02%     to
   ^        1.20%     per year, which    ^        are     less than
the estimated fees    and expenses     to be incurred by the Fund
   ^     when the cap on the management fee to be paid to the Manager
   ^        is no longer in effect.  Those figures also reflect a rebate of management fees paid to certain investors that are affiliated with the Parent.


                       DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

        The Fund offers one class of Shares. The Shares have no par value, and the Fund may increase the number of Shares without the approval of the existing Shareholders, provided that any such increase may not decrease the net asset value of the existing Shares. Shares of the Fund are entitled to one vote per share. Shareholders have the right to vote on the election of the Trustees and on all other matters on which, by law or by the Fund's Declaration of Trust, they may be entitled to vote.

        The Fund is not required, and does not intend, to hold annual meetings of Shareholders under normal circumstances. The Trustees or the Shareholders may call special meetings of the Shareholders for action by Shareholder vote, including the removal of any or all of the Trustees. Trustees will call a special meeting of Shareholders of the Fund upon written request of the holders of at least 10% of the outstanding Shares.

        Under Massachusetts law, the    ^        shareholders     and
trustees of a business trust like the Fund may, in certain circumstances, be personally liable for the trust's obligations to third parties. However, the Fund's Declaration of Trust provides, in substance, that no Shareholder or Trustee shall be personally liable for the Fund's obligations to third parties and that every written contract made by the Fund shall contain a provision to that effect. The Fund's Declaration of Trust also requires the Fund to indemnify Trustees against such liabilities and any related claims and expenses. The Fund will not indemnify a Trustee when the loss is due to willful misconduct, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's office.

        The Fund is presently wholly owned by the Manager as a result of the Manager's initial capital investment of $100,000 in the Fund. The Manager will sell its interest in the Fund when the organization costs of the Fund are fully amortized.

        Organization expenses will be capitalized by the Fund and amortized over 60 months.

        Shareholder inquiries should be made to the Fund at 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854, (203) 855-2200.


                                   DIVIDENDS AND DISTRIBUTIONS

        Income dividends will normally be paid by the Fund on at least an annual basis. Income dividends will normally be declared on the fourth business day prior to the end of the dividend period, payable on the following business day, to Shareholders of record on the day prior to the declaration date. Distributions of any capital gains will normally be paid at least annually. Unless a Shareholder has elected to receive dividends and distributions in cash, all dividends and distributions will be reinvested in additional shares of the Fund (at net asset value at the time of reinvestment). Any election may be changed at any time by delivering written notice to the Fund at least ten business days prior to the payment date.


                                          TAX INFORMATION

        The Fund intends to qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), that relieve such investment companies which distribute substantially all of their net income (both net investment income and net capital gains) from Federal income tax on the amounts distributed.

        All income dividends and distributions designated as capital gains are generally taxable to Shareholders for Federal income tax purposes whether received in cash or additional shares. Shareholders exempt from or otherwise not required to pay Federal income tax will not be required to pay that tax on such amounts distributed to them except to the extent that the Shares with respect to which such amounts were distributed were acquired with outstanding debt. The Fund will inform Shareholders of the amount and nature of dividends, distributions and capital gains.

        In addition, depending upon whether certain participant directed
account plans (within the meaning of Section 404(c) of    ERISA     )
that currently invest in the SMEF Trust choose to invest in the Fund and depending upon their level of investment, it is possible that the Fund will be a personal holding company under the Code. This would result in the Fund being subject to Federal income tax at the maximum rate applicable to corporations for the tax year involved on any amount by which the Fund failed or was unable to make distributions to Shareholders sufficient in amount to avoid that tax entirely. In addition, it would result in the Fund being subject to personal holding company tax, at the rate of 39.6%, on any amount by which the Fund failed or was unable to make distributions to Shareholders sufficient in amount to avoid personal holding company tax entirely.

        Shareholders should consult with their own tax advisers for more information regarding the Federal, foreign, state and local tax rules applicable to ownership and disposition of Shares of the Fund by them. See "Federal Income Tax Status" in the Statement of Additional Information.


                                        PURCHASE OF SHARES

        The Shares are offered on a continuous basis and are sold at the net asset value per share next computed after the purchase order is received by the Fund's Transfer Agent. The Shares are sold without any sales loads or charges. There is a minimum purchase requirement of $500,000 for initial purchases of the Shares and of $1,000 for additional purchases of the Shares, which minimums may be waived by the Fund. It is contemplated that employees of the Parent and its affiliates may purchase Shares, and such minimums may be waived for such purchases.

        Purchases of Shares directly from the Trust may be made by check by sending an account application and a check (payable to EAI Select Managers Equity Fund) to EAI Select Managers Equity Fund, c/o DST Systems, Inc., P.O. Box 419563, Kansas City, Missouri 64141-9563. Overnight deliveries may be sent to 1004 Baltimore, Kansas City, Missouri 64105-1802. Purchases may also be made directly by Federal Funds or bank wire; please call the Transfer Agent at 800-798-8055 to obtain an account number and bank wire instructions in advance of purchase.

        Certain states may require registered investment advisers that purchase Shares for customers in those states to register as broker-dealers. From time
to time the Distributor may supply material to    ^        registered
investment advisers     and other investment professionals to assist them in
formulating an investment program using the Fund for their clients. Such materials are designed to be used and evaluated by investment professionals, do not contain investment advice and are not available for distribution to the general public.

        Certain investors may purchase or sell Shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with providing this service, which fees and charges the Fund believes will be disclosed to such investors. Shares purchased in this manner may be treated by the Fund as a single account for purposes of the minimum initial investment. Investors are not required to utilize the services of a broker-dealer or other processing organization and may purchase
Shares directly from the Fund.

        Shares are offered and orders accepted on each business day (i.e. a day on which the New York Stock Exchange ("NYSE") is open for trading). The Fund may limit or suspend the offering of Shares at any time and may refuse, in whole or in part, any order for the purchase of Shares. Orders received by the Fund or the Transfer Agent prior to 4:00 p.m. New York time on any business day will receive the offering price computed for that day. Orders received after 4:00 p.m. New York time shall receive the offering price for the next business day.

        Wire transfers of funds used to pay for purchases of Shares must be received by 3:00 p.m. New York time on the business day following the purchase. Purchases paid for by check are effected when the check is received but are subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a bank chartered by the United States or a state thereof. If a check used to purchase Shares does not clear, the transaction will be canceled and the investor will be responsible for any loss the Fund incurs. In addition, the Fund may prohibit the future purchase of Shares by any investor that fails to pay for a purchase of Shares. To ensure that checks are collected by the Trust, redemptions of Shares purchased by check will not be effected until the check clears, which could take as long as 15 days after the date of purchase.

        Shares of the Fund may also be purchased in exchange for securities held by an investor which are acceptable to the Fund. Investors interested in exchanging securities must first telephone the Manager at (203) 855-2200 for instructions regarding submission of a written description of the securities the investor wishes to exchange. Within five business days of the receipt of the written description, the Manager will advise the investor by telephone whether the securities to be exchanged are acceptable to the Fund and will instruct the investor regarding delivery of the securities. There is no charge for this review by the Manager.

        Securities accepted by the Fund are valued in the manner and on the days described in the section entitled "Valuation of Shares" as of the close of business on the NYSE, generally 4:00 p.m. New York time. Acceptance may occur on any day during the five-day period afforded the Manager to review the acceptability of the securities. Securities which have been accepted by the Fund must be delivered within five days following acceptance. Delivery instructions will be provided at the time of acceptance.

        The value of the securities to be exchanged and of the Shares of the Fund may be higher or lower on the day Fund Shares are offered than on the date of receipt by the Manager of the written description of the securities to be exchanged. The number of Shares of the Fund received in exchange for such securities will depend on the value of the securities and the net asset value of Fund Shares next determined following acceptance on the day Fund Shares are offered. Securities to be exchanged must be accompanied by a transmittal form which is available from the Manager.

        A gain or loss for federal income tax purposes may be realized by the investor upon the securities exchange, computed by reference to the tax basis of the securities tendered, depending upon various factors relating to the timing of other such in-kind purchases of the Fund's Shares and the make-up of the securities exchanged therefor. (See "Federal Income Tax Status" in the Statement of Additional Information.) All interest, dividends, and subscription or other rights with respect to accepted securities which go "ex" after the time of valuation become the property of the Fund and must be delivered to the Fund by the investor forthwith upon receipt from the issuer. Further, the investor may be required to represent and agree that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise.

        In order to avoid unnecessary expenses and administrative complications, certificates for the Shares will not be issued. All share purchases will be confirmed to the record holder and credited to such holder's account on the Fund's books maintained by the Transfer Agent.

        It is presently expected that, in order to comply with a recent release by the staff of the Securities and Exchange Commission regarding the treatment of investment vehicles used by certain employee pension and benefit plans for purposes of the 1940 Act, certain participant directed account plans with the meaning of Section 404(c) of ERISA investing in the SMEF Trust will be asked to withdraw their investments from that Trust. Those plans will be offered, through this Prospectus, the opportunity to invest in the Fund the securities that they receive from that Trust upon their withdrawal. If those plans choose to invest in the Fund, it is anticipated that much of the Fund's initial portfolio of assets will be comprised of securities obtained from those plans.


                                        VALUATION OF SHARES

        As stated above, the Shares are sold at net asset value per share for the date of determination. Net asset value per share is determined as of the close of business on the NYSE, generally 4:00 p.m. New York time, on each business day. Net asset value per share is equal to the net worth of the Fund (assets minus liabilities) divided by the number of shares outstanding. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission.

        Securities held by the Fund which are traded on a national exchange are valued based on the last quoted sales price on such exchange on or recently before the valuation date (or if the securities are traded on more than one exchange on or recently before the valuation date, the principal exchange that such securities are traded on, as determined by the appropriate Subadviser) or, if there has been no recent sale of securities, at the last bid price. Over-the-counter securities for which market quotations are readily available are valued on the basis of the last sale price or, lacking any sales, at the last quoted bid price. Securities and other investments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.


                                       REDEMPTION OF SHARES

        Any Shareholder may require the Fund to redeem its    ^
   Shares     at any time at their net asset value next computed after receipt of the redemption order by the Transfer Agent.  The Fund may, however, refuse
to effect such a redemption    ^        within seven days after receipt
of the redemption order (i) for any period during which (a) the NYSE is closed other than customary weekend and holiday closings, (b) trading on the NYSE is restricted, or (c) an emergency exists as a result of which disposal by the Fund of securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine fairly the value of its net assets, or
(ii) for such other periods as the Securities and Exchange Commission may by
order permit for the protection of Shareholders of the Fund    .  In addition,
redemption of purchases made by check are restricted as described above.

        Any redemption orders received as indicated below before     the close
of trading on the NYSE (generally     4:00 p.m. New York time
   ^       ) on a day when the Transfer Agent is open for business
    will receive the net asset value determined on that date.  Any redemption
orders received after    ^        such     time will receive the net
asset value determined on the following business day. The Fund cannot accept redemption orders transmitted to it at the address indicated on the cover page of the Prospectus, but will use its best efforts to promptly forward such orders to the Transfer Agent for receipt by the next business day. An investor's investment professional is responsible for promptly transmitting orders. There is no redemption charge.

        Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to redeem a Shareholder account (after 60 days' notice) when the value of the Shares in that account falls below $500,000 due to redemptions. Whether the Fund will exercise its right to redeem a specific Shareholder account in these circumstances will be determined by the Fund on a case-by-case basis.

        Redemption orders should be mailed or telephoned to the Transfer Agent. The Transfer Agent's mailing address is P.O. Box 419563, Kansas City, Missouri 64141-9563. Overnight deliveries may be sent to 1004 Baltimore, Kansas City, Missouri 64105-1802. The Transfer Agent's telephone number is 800-798-8055. A redemption order should include the name of the Fund, the Shareholder's account
name and number, and the number of    ^         Shares     to be
redeemed. In addition, redemption orders which are submitted in writing must be signed by the Shareholder. For telephone redemption orders, address and bank account information will be verified, telephone redemption instructions will be recorded on tape, and all redemptions will be confirmed in writing to the Shareholder. If there has been a change of address in the past 60 days, a telephone redemption will not be authorized. The Fund and the Transfer Agent will employ reasonable procedures to confirm that redemption orders placed by telephone are genuine, and failure to do so or to follow such procedures could result in the Fund and/or the Transfer Agent being held liable for losses resulting from unauthorized or fraudulent instructions. Telephone redemption orders must be received by the close of trading on the New York Stock Exchange on a day when the Transfer Agent is open for business.

        If the amount of a redemption is greater than $1,000, the proceeds will be wired to a designated U.S. commercial bank account. If the amount of the redemption is less than $1,000, the proceeds will be sent via U.S. Mail to the address of record on the Shareholder's account. As stated above, any redemption of Shares purchased by check will not be effected until 15 days after the date of purchase.

        To the extent consistent with state and Federal law, the Fund may make payment of the redemption price either in cash or in kind. However, the Fund has elected, pursuant to Rule 18f-1 under the 1940 Act, to pay in cash all redemptions requested by any Shareholder of record, limited in amount with respect to each Shareholder during any 90-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period. This election is irrevocable while Rule 18f-1 is in effect unless the Securities and Exchange Commission, by order, permits the withdrawal thereof. In the case of a redemption in kind, securities delivered in payment for Shares would be valued at the same value assigned to them in computing the net asset value of the Fund. A Shareholder receiving such securities would incur brokerage costs when he sold the securities.

        A complete description of redemption procedures is included in the Statement of Additional Information.


                                        PENDING LITIGATION

           ^        On October 11, 1995, the Parent brought a declaratory
judgment action against First Commercial Trust Company, N.A., in United States District Court for the District of Connecticut. On October 26, 1995, First Commercial Trust Company, N.A., brought an action against The Managers Funds, The Managers Funds, L.P., Piper Jaffray Companies, Inc., TCW Funds Management Inc., Standish, Ayer & Wood, Inc., the Parent, and certain affiliates of the
above parties.  Both actions     relate primarily to    ^        the
1994     performance    ^        of and     investment techniques
   ^         employed in certain fixed income mutual funds offered by The
Managers Funds. The Parent serves as a consultant to The Managers Funds, L.P., the investment adviser to The Managers Funds.

                                         OTHER INFORMATION

        Inquiries and requests for the Statement of Additional Information should be directed to EAI Securities Inc., 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854-1958 or (203) 855-2200.

                                             SUBJECT TO COMPLETION
                                                ^        DECEMBER 20    , 1995


                                  EAI SELECT MANAGERS EQUITY FUND
                                STATEMENT OF ADDITIONAL INFORMATION
                                      ^        DECEMBER 21    , 1995


                   200 Connecticut Avenue, Suite 700, Norwalk, Connecticut
06854
                                          (203) 855-2200

                                Shareholder Services (800) 798-8055

        This Statement of Additional Information relates to the EAI Select Managers Equity Fund (the "Fund"). This Statement of Additional Information is not a prospectus; it should be read in conjunction with the Prospectus of the
Fund dated    ^        December 21    , 1995, copies of which may be
obtained without charge by contacting EAI Securities Inc. at 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854, (203) 855-2200.

        This Statement of Additional Information is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                                         TABLE OF CONTENTS


INVESTMENT RESTRICTIONS AND OPERATING POLICIES ................1

PORTFOLIO TURNOVER                             ................3

TRUSTEES AND OFFICERS                          ................3

CONTROL OF THE FUND                            ...........   ^        6

INVESTMENT ADVISORY AND OTHER SERVICES         ...........   ^        6

TRANSACTIONS IN PORTFOLIO SECURITIES           ............   ^        10

SHARES OF THE FUND                             ............   ^        11

PURCHASE AND PRICING                           ............   ^        12

FEDERAL INCOME TAX STATUS                      ............   ^        12

PERFORMANCE DATA                               ................14

FINANCIAL STATEMENTS                           ............   ^        15

                          INVESTMENT RESTRICTIONS AND OPERATING POLICIES

        Except as described below, the following investment restrictions are fundamental and may not be changed without the approval of a majority of the outstanding voting securities of the Fund, as such terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund may not:

        1. Invest in securities of any one issuer (other than securities issued by the U.S. Government, its agencies and instrumentalities), if immediately after and as a result of such investment the current market value of the holdings of its securities of such issuer exceeds 5% of its total assets.

        2. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States Government, its agencies and instrumentalities). Such concentration may occur incidentally as a result of changes in the market value of portfolio securities, but such concentration may not result from investment. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this restriction. (Unless otherwise provided, for purposes of this restriction, the term "industry" shall be defined by reference to the Securities and Exchange Commission ("SEC") Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission.)

        3. Acquire more than 10% of the outstanding voting securities of any one issuer.

        4. Borrow amounts in excess of 33 1/3% of its total assets taken at cost or at market value, whichever is lower. It may borrow only from banks as a temporary measure for extraordinary or emergency purposes. It will not mortgage, pledge or in any other manner transfer any of its assets as security for any indebtedness.

        5. Invest more than 15% of the value of its net assets in illiquid instruments including, but not limited to, securities for which there are no readily available market quotations, dealer (OTC) options, assets used to cover dealer options written by it, repurchase agreements which mature in more than 7 days, variable rate industrial development bonds which are not redeemable on 7 days demand and investments in time deposits which are non-negotiable and/or which impose a penalty for early withdrawal.

        6. Invest in companies for the purpose of exercising control or management.

        7. Purchase or sell real estate; provided, however, that it may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

        8. Purchase or sell physical commodities, except that the Fund may purchase or sell options and futures contracts thereon (subject to Board of Trustees approval).

        9. Engage in the business of underwriting securities issued by others.

        10. Participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of any Subadviser in order to save brokerage costs or to average prices shall not be considered a joint securities trading account.

        11. Make loans to any person or firm; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences or indebtedness of any corporation or government entity which are publicly distributed or of a type customarily purchased by institutional investors (which are debt securities, generally rated not less than Baa by Moody's or BBB by Standard & Poor's (although convertible securities may have lower ratings), privately issued and purchased by such entities as banks, insurance companies and investment companies), or (ii) the entry into "repurchase agreements."

        12. Purchase the securities of other investment companies except where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than (a) 3% of such company's total outstanding voting stock is owned by the Fund, (b) 5% of the Fund's total assets, taken at market value, would be invested in any one such company or (c) 10% of the Fund's total assets, taken at market value, would be invested in all such securities (except for mergers of investment companies).

        13. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" (as defined in the 1940 Act) of the Fund, including the Subadvisers and their affiliates, except as permitted by the 1940 Act and except for the purchase of the Fund's initial assets from certain investors in The EAI Small Managers Equity Fund Trust.

        14. Purchase or retain the securities of an issuer if, to the Fund's knowledge, one or more of the Trustees or officers of the Fund, or the Manager or a Subadviser or their directors or officers, individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of such securities.

        15.    Issue senior securities.

        16. Invest more than 35% of its total assets in securities which are not equity securities; provided, however, that the Fund may at times for defensive purposes temporarily place all or a portion of its assets in cash, short-term commercial paper, U.S. government securities, high quality debt securities and obligations of banks when, in the judgment of the Manager or a Subadviser, such investments are appropriate in light of economic or market conditions.

        In addition to the foregoing investment restrictions which may not be changed without Shareholder approval, the Fund is subject to the following operating policies which may be amended by the Fund's Board of Trustees (the "Trustees"). Pursuant to these operating policies, the Fund may not:

        1.     Invest in real estate limited partnership interests.

        2.     Invest in oil, gas or mineral leases.

        3. Invest more than 5% of its net assets in warrants or rights, valued at the lower of cost or market, or invest more than 2% of its net assets in warrants or rights (valued on the same basis) which are not listed on the New York or American Stock Exchanges.

        4.     Purchase or sell a futures contract or an option thereon.

        5. Purchase securities on margin, except for such short-term credits as are necessary for clearance of portfolio transactions.

        6.     Effect short sales of securities.

        7.     Purchase or sell put or call options.

        8.     Purchase or sell mortgage-backed debt securities.

        9. Borrow cash in amounts in excess of 5% of its total assets taken at cost or at market value, whichever is lower, except for temporary purposes.

                                        PORTFOLIO TURNOVER

        Generally, the Fund will purchase securities for investment purposes and not for short-term trading profits. However, the Fund expects to engage in a substantial number of portfolio transactions and may dispose of securities without regard to the timing of such a disposition if, for defensive or other purposes, such a disposition is, in the opinion of the Subadvisers, in the best interest of the Fund. It is estimated that the Fund's portfolio turnover rate will not exceed 200% in any year.

                                       TRUSTEES AND OFFICERS

        The Fund is governed by the Trustees, who make broad policy decisions and exercise general supervision over the operation of the Fund. The Trustees and officers of the Fund are listed below, together with any family relationships between such Trustees and officers (Trustees and officers who are "interested" persons of the Fund are indicated by an asterisk (*)):

    (1)                        (2)                        (3)

Name, Address              Position with      Principal Occupation During
and Age                    Fund               Past Five Years

Phillip N. Maisano*        Trustee and        Chief Executive Officer and President,
200 Connecticut Avenue,    President          Evaluation Associates, Inc., an investment
Suite 700                                     consulting and management company (1990-
Norwalk, CT 06851                             1991); Chief Executive Officer,
48 years of age                               President and Director of Evaluation
                                              Associates Holding Corporation
                                              ("Holding"), which is the general partner of
                                              EAI Partners, L.P., an investment consulting
                                              and management company and
                                              parent of the Manager, as defined below (the
                                              "Parent"); Vice Chairman, Chief
                                              Executive Officer and Director of Evaluation
                                              Associates Capital Markets,
                                              Incorporated (the "Manager"), an investment
                                              management and consulting
                                              company and investment adviser to the Fund;
                                              Chairman and Director of EAI
                                              Securities Inc. (the "Distributor"), a
                                              registered broker/dealer and the distributor
                                              for the Fund.

Keith Stransky*            Trustee and Senior Senior Vice President, Evaluation Associates,
200 Connecticut Avenue,    Vice               Inc. (1990-1991); Senior Vice
Suite 700                  President          President of Holding; Senior Vice President
Norwalk, CT  06851                            of the Manager.
44 years of age

   Neal Jewell                ^                  ^       Director of Overseas Pensions, AIG, a global
355 Thornridge Drive       Trustee            financial services company (1990-1991);
Stamford, CT                                  Executive Vice President, AIGAM, a division
06903                                         of AIG and a registered
60 years of age                               investment advisor (1991-1994);
                                              retired/part-time independent consultant.

   James Schuppenhauer     Trustee               ^       Associate Vice President Auxiliary Services,
Belmont Abbey College                         Old Dominion University (1978-
100 Belmont Mt. Holly                         1992); Vice President Administration and
Road Belmont, NC                              Finance, Belmont Abbey College.
28012
52 years of age

   ^       Charles         Trustee               ^       Vice President, Associated Aviation
Collard                                       Underwriters, an aviation insurance company.
51 JFK Parkway
Short Hills, NJ 07078
62 years of age

Peter Gwiazdowski*         Treasurer          Employed in Corporate Treasury and Corporate
200 Connecticut Avenue                        Accounting by FKI Industries,
Suite 700                                     Inc. (1978-1993); Self-employed as Certified
Norwalk, CT  06851                            Public Accountant (1993-1994);
42 years of age                               Employed in Corporate Treasury by Dunhill
                                              Temporary Systems (1994); Vice
                                              President and Treasurer of the Manager.

William C. Crerend*        Vice President     Lawyer with Hughes Hubbard & Reed (1988-
200 Connecticut Avenue                        1993); Self-employed as Consultant (1993-
Suite 700                                     1994); Consultant for the Manager (1994);
Norwalk, CT  06851                            Senior Vice President and General Counsel of
33 years of age                               the Manager; Vice President and General
                                              Counsel of the Parent; Senior
                                              Vice President and General Counsel of and
                                              Agent for the Distributor.

Elke Bartel*               Secretary          Secretary of the Manager and the Distributor;
200 Connecticut Avenue                        Senior Vice President,
Suite 700                                     Secretary and Treasurer of the Parent.
Norwalk, CT 06851
53 years of age

   Thaddeus M. Leszcynski  Assistant          Vice President and Secretary of investment
99 Park Avenue             Secretary          companies advised by Van Eck Associates
New York, NY 10016                            Corporation and Vice President and General
48 years of age                               Counsel of Van Eck Associates
                                              Corporation and Van Eck Securities
                                              Corporation.

As indicated above, certain of the Trustees and officers of the Fund hold positions with the Distributor, the Manager and the Parent, the direct parent of the Manager. All Trustees and officers as a group own less than 1% of the outstanding shares of the Fund on the date of this Statement of Additional Information.

        The Trustees of the Fund who are not "interested" persons of the Fund (as defined in the 1940 Act) each receive an annual retainer of $5,000. No Trustee or executive officer of the Fund or any affiliated person of the Fund will receive annual compensation from the Fund in excess of $60,000.

        The following table sets forth the compensation received from the Fund by each Trustee in his role as Trustee:

   (1)                 (2)            (3)                   (4)                    (5)
Name of        Aggregate      Pension or             Estimated Annual       Total Compensation
Person,        Compensation   Retirement Benefits    Benefits Upon          From the Fund and
Position       From the       Accrued as Part        Retirement            Fund Complex PaidFundof Fund Expenses to Trustees

P.N. Maisano           $0             $0                    $0                     $0
Trustee and
President

K. Stransky            $0             $0                    $0                     $0
Trustee and
Senior Vice
President

   ^               $5,000             $0                    $0                  $5,000
   Neal Jewell
Trustee

   ^               $5,000             $0                    $0                  $5,000
   James
Schuppenhauer
Trustee

   ^               $5,000             $0                    $0                  $5,000
   Charles
Collard
Trustee

        The information set forth in the above table is estimated for the Fund's first year of operation.

                                          CONTROL OF THE FUND

        As of the date of this Statement of Additional Information, all of the Fund's outstanding Shares (as hereinafter defined) were owned by the Manager, 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854, as a result of the Manager's investment of $100,000 of "seed capital" in the Fund.

        All Trustees and officers as a group owned less than 1% of the outstanding Shares of the Fund on the date of this Statement of Additional Information.

                              INVESTMENT ADVISORY AND OTHER SERVICES

Background

        The Fund is governed by the Trustees, who are generally responsible for the broad supervision and overall direction of the Fund. The Fund has engaged the Manager, as the investment adviser and administrative manager of the Fund. The assets of the Fund are managed by asset managers (the "Subadvisers"), who are selected by the Manager, subject to the oversight of the Trustees. The Manager also handles the day-to-day administration of the Fund, which function will, in part, be contracted out to a third party administrator, as discussed herein.

        The Manager selects the Subadvisers and allocates assets of the Fund to the Subadvisers based on its continuing qualitative and quantitative assessment of the Subadvisers' skills in managing assets. Unlike many other mutual funds, the Fund does not depend upon the talents of one investment advisor. Rather, the Manager selects multiple portfolio managers to manage the assets of the Fund and allocates the assets among those managers, thereby achieving a diversity in expertise and investment style that would not be possible if the Fund had only one investment manager.

        The Parent and its predecessors together have more than nineteen years of experience in evaluating investment advisers for individual and institutional investors.

        The Manager allocates the assets of the Fund to the specific Subadvisers. Each Subadviser has discretion, subject to oversight by the Board of Trustees and the Manager, to purchase and sell portfolio assets consistent with the objectives and policies set forth in its particular sub-advisory agreement and established for it by the Manager. The Manager is paid a management fee by the Fund for its services, and a certain portion of that management fee (as set forth below) is forwarded to the Subadvisers as compensation for their services.

        While the Subadvisers are required to make investment decisions for the Fund independent of any decisions being made for their other clients, those Subadvisers are likely at times to make similar investment decisions for both the Fund and their other clients. When a Subadviser makes simultaneous purchases or sales of securities for both the Fund and one or more of its other clients, the transactions are, to the extent practicable, averaged as to price and allocated as to amount between the Fund and the other clients. In some
cases, this averaging and allocation could have a    ^     detrimental
effect on the price or volume of a security in a particular transaction as far as the Fund is concerned, but the Trustees believe that, over time, the ability of the Fund to participate in large volume transactions should be advantageous to the Fund.

        None of the Subadvisers provide any services to the Fund other than pursuant to their sub-advisory agreements and except that a Subadviser or its affiliated broker-dealer may execute transactions for the Fund and receive a brokerage commission in connection therewith. In addition, a Subadviser may serve as a discretionary or non-discretionary investment adviser to one or more clients of the Manager and its affiliates and to accounts that are not related to the Manager or its affiliates. Each sub-advisory agreement requires the Subadviser to act fairly and equitably in selecting investments and allocating investment opportunities, but no Subadviser is required to provide the Fund with preferential treatment.

The Manager and the Subadvisers

        The Manager is a wholly owned subsidiary of the Parent, which in turn is owned by its employees and certain non-employee investors. Holding is the general partner of the Parent. No entity owns more than 25% of the equity in the Parent. As a whole, the employees of the Parent and its subsidiaries own in excess of 25% of the equity in the Parent. The following persons are affiliated with both the Manager and the Fund: Messrs. Maisano, Stransky, Crerend and Gwiazdowski and Ms. Bartel.

        Dietche & Field Advisers, Inc. is currently owned by its employees, none of whom exercises control over that firm.

        Liberty Investment Management (formerly Eagle Asset Management) is currently controlled by Herbert E. Ehlers, the owner of that firm.

        Hudson Capital    ^        Advisors     is a division of
Fahnestock & Co., Inc., which is a wholly owned subsidiary of Fahnestock Viner Holdings Inc., a publicly held Canadian company, and is controlled by that company.

        Stonehill Asset Management is controlled by Robert Emerson, its owner.

        Equinox Capital Management, Inc. is controlled by Ronald J. Ulrich, the majority owner of that firm.

The Management Agreement

        The Fund has entered into a Management Agreement (the "Management Agreement") with the Manager, and the Manager has entered into Sub-advisory Agreements with each of the Subadvisers. Under the Management Agreement, the Manager (i) selects, evaluates and terminates the Subadvisers and allocates the assets of the Fund among the Subadvisers, (ii) supervises the general investment of Fund assets, (iii) establishes the broad investment strategies for the Fund and (iv) provides the Fund with certain financial, accounting and statistical information for the Fund's prospectuses and registration statements.

        Under the Management Agreement, the Manager receives 0.92% per annum of the average of the daily net asset value of the Fund. From this amount, the Manager pays the following amounts to each of the Subadvisers (expressed as a per annum percentage of the average of the monthly net asset value of the assets of the Fund managed by such Subadvisor):

        Dietche & Field Advisers, Inc. -             .375%

        Liberty Investment Management -              .375%

        Hudson Capital    ^        Advisors     -    .375%

        Stonehill Capital Management, Inc. -         .375%

        Equinox Capital Management, Inc. -           .375%

        The amount of the management fee that will be retained by the Manager may vary according to the allocation of Fund assets among the Subadvisers. It is presently estimated that, in the first fiscal year of the Fund, the Manager will pay approximately 41% of the management fee it receives under the Management Agreement to the Subadvisers and will retain approximately 59% of that fee for itself, assuming the Manager's cap on its management fee in the first year of the Fund's operations does not impact these percentages.

        The Management Agreement has a one-year term, with successive one-year extensions if approved by the Trustees or the holders of a majority of the outstanding Shares and by a majority of the Trustees who are not "interested persons" of the Manager under the 1940 Act. Any amendment to the Management Agreement requires the approval of the holders of a majority of the outstanding
Shares and of the Trustees.   The Management Agreement may be terminated at any
time, without penalty, by the Trustees or the holders of a majority of the outstanding Shares upon not more than 60 days written notice to the Manager. The Management Agreement will terminate automatically if it is assigned by the Manager.

        Each Sub-advisory Agreement also has a one-year term, with successive one-year extensions if approved by the Manager, the Trustees, and a majority of the Trustees who are not "interested persons" of the appropriate Subadviser.
Any amendment to a Sub-advisory Agreement requires the approval of the Manager and the Trustees. The Manager may terminate any Sub-advisory Agreement without penalty at any time, subject to the approval of the Trustees. Each Sub-advisory Agreement will also terminate automatically if it is assigned unless
the Manager and the Trustees agree to continue such agreement.     These
arrangements are subject to the receipt of the exemptive relief described in the Introduction in the Prospectus, and if such relief is not received acquiring new Subadvisers would require shareholder approval. There can be no assurance that that relief will be received.

Voluntary Fee Waivers and Expense Limitations

        The Manager may from time to time, but is not required to, waive all or a portion of the management fee due to it under the Management Agreement. Any voluntary fee waiver by the Manager may be terminated or reduced at any time in the sole discretion of the Manager. Shareholders will be notified of any changes in such fee waivers at the time they become effective. The Manager has committed to waive a portion of its fee for the first year of operation of the Fund to the extent necessary to cap overall annual Fund expenses at 1.15% of the average of the daily net asset value of the Fund.

Administrative Services and Distribution Arrangements

        The Fund will retain Van Eck Associates Corporation to perform administrative and accounting functions for it. These functions will include legal, accounting, regulatory and compliance services, state registration services, corporate secretary and board of trustees administration, tax compliance services and reporting. Van Eck Associates Corporation receives an annual fee, payable monthly, at a per annum percentage of the average daily net asset value of the assets of the Fund. The annual fee is graduated, beginning at .20% of the average daily net assets of the Fund if such assets during the month the fee is calculated are less than $100 million and ending at .12% of the average daily net assets of the Fund if such assets during the month the fee is calculated are equal to or more than $260 million. There is a minimum annual fee of $100,000 payable to Van Eck Associates Corporation.

        The Distributor, a wholly owned subsidiary of the Parent, serves as distributor in connection with the offering of the Shares and acts as agent in arranging the sale of the Shares. The Distributor or its affiliates (other than the Fund) bear the expenses associated with the distribution of the Shares, including all advertising and promotion expenses.

Custodian, Transfer Agent    ^       ,     Independent    ^
   Accountants and Counsel.

        Boston Safe Deposit and Trust Company, One Boston Place, Boston, Massachusetts 02108, (the "Custodian") acts as custodian for the Fund and is responsible for (i) holding all cash assets and portfolio securities of the Fund, (ii) releasing and delivering the Fund's securities as directed by the Fund or the Subadvisers, (ii) collecting all dividends, distributions and other payments due to the Fund, and (iv) making all payments due from the Fund. The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians to the extent permitted by and subject to the regulations of the Securities and Exchange Commission.

        DST Systems, Inc., 1004 Baltimore, Kansas City, Missouri 64105-1802, serves as transfer, dividend disbursing and shareholder servicing agent for the Fund.

        Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, are the independent accountants for the Fund.

           Day, Berry & Howard, as counsel to the Fund, has rendered an opinion on the validity of the Shares which was filed with the Securities and Exchange Commission as an exhibit to the Fund's registration statement. Day, Berry & Howard represents the Parent, the Manager and certain of their affiliates in matters not related to the Fund. In addition, the Retirement Plan for Partners and Employees of Day, Berry & Howard, of which certain members of Day, Berry & Howard are beneficiaries, had invested approximately $7.7 million in The EAI Small Managers Equity Fund Trust (the "SMEF Trust") as of June 30, 1995, which investment shall be withdrawn from the SMEF Trust and may be invested in the Fund.

        As stated in the Prospectus, the Fund may from time to time enter into directed brokerage arrangements in which it will direct the brokerage for certain securities transactions to be entered into by its Subadvisers to a certain broker-dealer in exchange for that broker-dealer's agreement to pay a portion of the custodian, transfer agent or other administrative fees incurred by the Fund. Such directed brokerage arrangements shall not be effected at any time that the Manager has waived all or a portion of its management fee under the Management Agreement, in accordance with the requirements of the 1940 Act and the rules thereunder.

                               TRANSACTIONS IN PORTFOLIO SECURITIES

        Each Sub-advisory Agreement provides that the principal objective of each Subadviser in executing portfolio transactions is to achieve the best price and execution available. Most portfolio transactions are expected to be effected in the primary markets, and in assessing best price and execution, the Subadvisers are expected to evaluate a number of considerations, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer selected to execute the transaction and the reasonableness of any commission paid to that broker or dealer.

        As stated in the Prospectus accompanying this Statement of Additional Information, in certain instances, the Fund may enter into directed brokerage arrangements in which it will direct the brokerage for certain securities transactions to be entered into by its Subadvisers to a certain broker-dealer in exchange for that broker-dealer's agreement to pay a portion of the custodian, transfer agent or other administrative fees incurred by the Fund. Directed brokerage transactions will only be executed if, in light of the offsetting reduction in administrative fees to be incurred by the Fund, they represent the best execution and price for that transaction or as good execution and price as would otherwise be available. As stated above, no directed brokerage arrangement will be effected at any time that the Manager has waived all or a portion of its management fee.

        In addition to the directed brokerage arrangements described above, the Subadvisers, in assessing best price and execution, are authorized to consider the "brokerage and research services" (as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), statistical quotations (particularly the quotations necessary to calculate the Fund's net asset value) and other information provided to the Fund, the Manager or a Subadviser by a specific broker-dealer. Moreover, the Subadvisers are authorized to direct the Fund to pay a commission to a broker-dealer that is greater than the commission which would be paid to another dealer executing the same portfolio transaction if the Trustees, the Manager or such Subadviser determines in good faith that the higher commission is reasonable in light of the brokerage and research services provided by that broker-dealer. Assuming a net asset value of $50,000,000 in the Fund's first year of operations, it is estimated that in that first year of operations, 80% to 85% of portfolio transactions for the Fund (with an aggregate value of $75,000,000) will be directed to broker-dealers providing brokerage and research services and that $140,000 in brokerage commissions shall be paid as a result of those transactions. Approximately 15% to 20% of portfolio transactions for the Fund in its first year are expected to be directed to brokers who do not provide brokerage and research services.

        The Trustees will from time to time review the brokerage commissions paid by the Fund to determine whether such commissions are reasonable in light of the directed brokerage arrangements described above or in light of the brokerage and research services provided to the Fund by the applicable broker-dealers.

        The Subadvisers may receive brokerage and research services from broker-dealers executing Fund portfolio transactions which primarily benefit one or more other accounts for which the Subadviser exercises investment discretion. The fees of the Subadvisers are not reduced by reason of their receipt of those services.

        The Subadvisers generally will not provide services other than investment management services to the Fund. However, a Subadviser or its affiliated broker-dealer may execute portfolio transactions for the Fund (either for transactions managed by it or for transactions managed by another Subadviser) and may receive a brokerage commission for such transactions in accordance with Section 17(e) of the 1940 Act and procedures adopted for such transactions by the Trustees pursuant to rules thereunder. Neither a Subadviser nor its affiliated broker-dealer may act as a principal in a transaction involving the Fund.

        In allocating portfolio transactions among broker-dealers, a Subadviser may, but is not required to, consider any sales of Shares of the Fund by a particular broker-dealer or its affiliate.

        Assuming a net asset value of $50,000,000 in the Fund's first year of operations, it is estimated that brokerage commissions will be approximately $170,000 in that first year of operation. It is estimated that of that amount, some amount may be paid to EAI Securities Inc. ("EAISI"), an affiliate of the Manager.

        The Fund may purchase securities of its regular broker-dealers or their parents.

                                           SHARES OF THE FUND

        The Fund offers one class of shares of Common Shares (the "Shares"). The Fund does not have any securities other than its Common Shares.

        Income dividends will normally be paid on the Shares on an annual basis in each December. Income dividends will normally be declared on the fourth business day prior to the end of the dividend period, payable on the following business day, to Shareholders of record on the day prior to the declaration date. Distributions of any capital gains will normally be paid annually in December. Unless a Shareholder has elected to receive dividends and distributions in cash, all dividends and distributions will be reinvested in additional shares of the Fund (at net asset value at the time of reinvestment). Any election may be changed at any time by delivering written notice to the Fund at least ten business days prior to the payment date.

        Shares of the Fund are entitled to one vote per share. Shareholders have the right to vote on the election of the Trustees and on all other matters on which, by law or by the Fund's Declaration of Trust, they may be entitled to vote. There are no cumulative voting rights; accordingly, the holders of more than 50% of the outstanding Shares could elect all of the Trustees. The Fund is not required, and does not intend, to hold annual meetings of Shareholders under normal circumstances. The Trustees or the Shareholders may call special meetings of the Shareholders for action by Shareholder vote, including the removal of any or all of the Trustees. Trustees will call a special meeting of Shareholders of the Fund upon written request of the holders of at least 10% of the outstanding Shares.

        The Shares do not have liquidation rights, preemptive rights or the right to convert to another security. The Shares are not subject to further calls or to assessments by the Fund.

                                       PURCHASE AND PRICING

        Shares in the Fund are offered through the Distributor on a continuous basis with a minimum initial investment in the Fund of $500,000 and a minimum additional investment of $1,000, which minimums may be waived by the Fund. The Shares in the Fund are sold at the net asset value per share next computed after the purchase order is received in proper form by the Transfer Agent.

        As stated above, the Shares are sold at net asset value per Share for the date of determination. Net asset value per share is determined as of the close of business on the New York Stock Exchange, generally 4:00 p.m. New York time, on each business day. Net asset value per share is equal to the net worth of the Fund (assets minus liabilities) divided by the number of shares outstanding. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission.

        Securities held by the Fund which are traded on a national exchange are valued based on the last quoted sales price on such exchange on or recently before the valuation date (or if the securities are traded on more than one exchange on or recently before the valuation date, the principal exchange that such securities are traded on, as determined by the appropriate Subadviser) or, if there has been no recent sale of securities, at the last bid price. Over-the-counter securities for which market quotations are readily available are valued on the basis of the last sale price or, lacking any sales, at the last quoted bid price. Securities and other investments for which market quotations are not readily available are valued at fair value, as determined in good faith by the appropriate Subadviser and pursuant to procedures established by the Trustees.

                                     FEDERAL INCOME TAX STATUS

        The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as a RIC for any taxable year, the Code requires that: (i) at least 90% of the Fund's gross income be derived from dividends, interest, payments with respect to securities loans, gains from the disposition of stock, securities and foreign currencies and other income derived from the Fund's business of investing in stock, securities and currencies; (ii) less than 30% of the Fund's gross income be derived from gains from the disposition of stock, securities, options, futures, forward contracts and certain investments in foreign currencies held for less than three months; (iii) the Fund distribute at least 90% of its dividend, interest and certain other taxable income ("Investment Company Taxable Income") and 90% of its net tax-exempt interest income; (iv) at the end of each fiscal quarter, at least 50% of the value of the Fund's total assets be maintained in cash, Government securities, securities of other regulated investment companies and stock or other securities that represent, with respect to any one issuer, no more than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (v) at the end of each fiscal quarter, no more than 25% of the value of the Fund's total assets be invested in the securities (other than those of the Government or other RICs) of any one issuer, or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

        The Fund will be subject to federal income tax as a corporation, but for any year in which the Fund qualifies as a RIC, it will be allowed a deduction based on dividends paid to Shareholders (other than capital gain dividends and exempt-interest dividends). If for any year the Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) for the year will be subject to federal income tax without a deduction for dividends paid to Shareholders, and such distributions will be includable in gross income by the Shareholders entitled to payment thereof to the extent of the Fund's current and accumulated earnings and profits. The Fund intends to pay sufficient dividends to avoid liability for federal income tax and accordingly does not expect to incur federal income tax. It may not, however, be possible for the Fund to avoid this tax in all instances.

        Depending upon whether certain participant directed account plans (within the meaning of Section 404(c) of the Employee Retirement Income Security Act of 1974, as amended) that presently invest in The EAI Small Managers Equity Fund Trust choose to invest in the Fund and depending upon their level of investment, it is possible that, at least initially, the Fund may also be a personal holding company ("PHC") under Subchapter G of the Code because more than 50 percent of the Shares of the Fund may be owned by or for five or fewer individuals, defined to include qualified pension or profit-sharing plans. For any year that the Fund is a PHC and incurs federal income tax, the Fund will be liable for federal income tax at the highest rate applicable to corporations. If the Fund does not make sufficient distributions, the Fund will also be subject to a 39.6% tax (in addition to any other taxes to which it may be subject) on any undistributed personal holding company income. The Fund intends to make sufficient distributions to avoid liability for personal holding company tax and accordingly does not expect to incur this tax. It may not, however, be possible for the Fund to avoid this tax in all instances.

        If the Fund qualifies as a RIC but does not meet certain distribution requirements, the Fund will be liable for a 4% non-deductible excise tax on certain undistributed amounts. The Fund intends to comply with those distribution requirements and accordingly does not expect to incur this excise tax. It may not, however, be possible for the Fund to avoid this tax in all instances.

        The Fund may invest in obligations (such as zero coupon bonds) that are issued with original issue discount ("OID"). OID income is accrued and included in Investment Company Taxable Income even if the Fund does not receive any cash from such obligations. Accordingly, the Fund may need to sell some of its assets in order to satisfy the distribution requirements applicable to RICs. The Fund may also invest in other investment vehicles, including RICs, that in turn invest in stock and other securities issued by foreign issuers. Dividends and other income derived from such foreign issuers may be subject to withholding of foreign taxes, which would reduce the amount ultimately received by the Fund.

        Dividends (other than capital gain dividends and tax-exempt dividends) and distributions by the Fund of net short-term capital gains to Shareholders subject to federal income tax thereon will be taxable as ordinary dividend income. Distributions of net long-term capital gains to Shareholders subject to federal income tax thereon will be taxable as long-term capital gains regardless of how long such Shareholders have held their Shares. These provisions apply regardless of whether dividends are distributed in cash or Shares. Any loss realized upon the redemption of Shares within six months from the date of purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such six-month period. No loss will be allowed on the sale of Shares of the Fund to the extent the Shareholder acquires, or enters into a contract or option to acquire, other Shares or substantially identical stock or securities within 30 days before or after the sale of the loss Shares.

        If for any taxable year the Fund complies with certain requirements, corporate Shareholders may be entitled to a dividends-received deduction for all, or a portion of, dividends paid by the Fund (other than capital gain dividends) that are attributable to dividends received by the Fund from domestic corporations.

        Within 60 days of the end of the Fund's taxable year, the Fund will notify Shareholders of the amounts and tax status of dividends and distributions from the Fund. Under federal income tax laws, the Fund must report to the Internal Revenue Service (the "IRS") all distributions of taxable income, capital gains and gross proceeds from redemptions received by all shareholders not exempt from that requirement. If a Shareholder required to provide the Fund with its correct taxpayer identification number or required certification does not do so, or if the IRS notifies the Fund that a Shareholder may not be in compliance with the backup withholding rules, the Fund will be required to withhold from such Shareholder's distributions and redemption proceeds federal income tax at a rate of 31%, and amounts paid to the Shareholder will be reduced accordingly.

        Dividends and other distributions from the Fund may also be subject to state and local taxes. Shareholders should consult with their tax advisers concerning the state and local tax consequences of investing in the Fund.

        As stated in the Prospectus, Shares of the Fund may be acquired in exchange for securities held by an investor which are acceptable to the Fund. If such an in-kind purchase of Shares were to occur in connection with the initial distribution of the Fund's Shares or if one or more investors were later to effect such an in-kind purchase in exchange for 80% or more of the Fund's Shares, the Fund's basis for the securities it accepts from an investor could be that investor's basis therefor, and the investor's basis for the Fund's Shares acquired in the exchange could be the investor's basis in the securities exchanged therefor. If that basis is less than the fair market value of such securities at the time of the exchange, the potential tax liability of the investor with respect to the sale or other disposition of the Fund's Shares acquired in the exchange would be increased as would the potential tax liability of the Fund or its Shareholders with respect to capital gains realized by the Fund in connection with such securities.

        The foregoing is a general and abbreviated discussion of U.S. federal income tax consequences of investing in the Fund. Non-U.S. investors should consult with their tax advisers concerning the tax consequences of owning shares of the Fund, including the possibility that distributions may be subject to withholding of federal income tax at a rate of 30% (or a reduced rate if provided by treaty). All investors, including any subject to special income tax treatment applicable to entities of their type, are encouraged to consult with their tax advisers for more information concerning the federal, foreign, state and local tax rules applicable to ownership and disposition of Shares of the Fund by them.

                                         PERFORMANCE DATA

Total Return Computations

        The Fund may include in advertisements or sales literature certain total return information. For such purposes, total return equals the total of all income and capital gains paid to holders of Shares of the Fund, assuming reinvestment of all distributions, plus (or minus) the change in value of the original investment, expressed as a percentage of the purchase price.

Volatility Computations

        As stated in the Prospectus, the Fund may include in advertisements and sales literature certain quantifications of the historical volatility of the performance of the Fund as the standard deviation of such performance.
Standard deviation is calculated using a typical standard deviation formula.

Performance Comparisons

        As described in the Prospectus, the Fund may include in advertisements or sales literature comparisons of Fund performance to the performance of other mutual funds having similar structures and/or objectives. Such comparisons may be expressed as a ranking prepared by independent services or publications. In addition, the Fund's performance may be compared to that of various unmanaged indices, including the S&P 500 and the NASDAQ Composite.

                                       FINANCIAL STATEMENTS

        An audited Statement of Assets and Liabilities and footnotes thereto
for the Fund, reflecting the $100,000    ^        contribution     by the
Manager, is filed herewith.

                                  EAI SELECT MANAGERS EQUITY FUND
                                      ^        DECEMBER 21    , 1995


                   200 Connecticut Avenue, Suite 700, Norwalk, Connecticut
06854
                                          (203) 855-2200

                                              PART C

                                         OTHER INFORMATION

Financial Statements and Exhibits
        (asterisked (*) items were filed with the original registration
        statement   ^       ; items marked with a cross (+) were filed
        with the first pre-effective amendment to the registration statement.)

(a) Financial Statements

        Part A:

        None

        Part B:

           ^       +Statement     of Assets and Liabilities for the Fund
as of November 20, 1995, and related footnotes to such Statement of Assets and Liabilities, and the Report of Independent Accountants on such Statement.

(b)     Exhibits

        *1.    Declaration of Trust of the Fund dated September 27, 1995

        *2.    By-Laws of the Fund

         3.    Not Applicable

         4.    Not Applicable

         5.       ^       +a    .      Form of Management Agreement
                                             between the Fund and Evaluation
                                             Associates Capital Markets,
                                             Incorporated, as Manager (the
                                             "Manager")

                  ^       +b    .      Form of Sub-advisory Agreement
                                             among the Fund, the Manager and
                                             each of Dietche & Field
                                             Advisers, Inc., Liberty Investment
                                             Management, Hudson Capital
                                                ^        Advisors    ,
                                             Stonehill Capital Management,
                                             Inc., and Equinox Capital
                                             Management, Inc.

        *6. Form of Distribution Agreement between the Fund and EAI Securities Inc., as Distributor

         7.    Not Applicable.

           ^       +8    .      Form of Custody Agreement between the
                                      Fund and Boston Safe Deposit and Trust
                                      Company, as Custodian

           9.      ^       +a    .   Form of Transfer Agency Agreement
        between the Fund and DST      Systems, Inc., as Transfer Agent

                  ^       +b    .      Form of Portfolio Accounting and
                                             Administrative Services Agreement
                                             between the Fund and Van
                                             Eck Associates Corporation.

           ^       +10    .     Opinion and Consent of Day, Berry &
                                      Howard

           ^       +11    .     Consent of Price Waterhouse LLP

          12.  Not Applicable

          13.  Not Applicable

          14.  Not Applicable

          15.  Not Applicable

           ^       +16    .     Computation of Performance Quotations

           ^       +17    .     Financial Data Schedule

          18.  Powers of Attorney for:

                       Phillip N. Maisano
                       Keith Stransky
                          Neal Jewell
                       James Schuppenhauer
                       Charles Collard
                       Peter Gwiazdowski
                       (see signature page)


Persons Controlled by or Under Common Control with the Fund

        None

Number of Holders of Securities

        As of November 20, 1995, the Shares of the Fund were held of record by the number of holders indicated below

                                                (1)
                                          Title of Class

                           EAI Select Managers Equity Fund Common Shares

                                                (2)
                                     Number of Record Holders

                                                 1

Indemnification

        Under Section 4.3 of the Fund's Declaration of Trust, the Fund will indemnify its Trustees and officers against and hold them harmless from all liability and expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they became involved by virtue of having been a Trustee or officer and all amounts paid or incurred in settlement thereof. The Fund will not indemnify a Trustee or officer when the loss is due to willful misconduct, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.

        Under Section 4.3 of the Fund's Declaration of Trust, the Fund has the power to purchase liability insurance for Shareholders, Trustees, officers, employees, agents, investment advisers, distributors, selected dealers or independent contractors of the Trust. The Fund and/or the Manager has purchased such liability insurance for such persons.

        Section 4.1 of the Fund's Declaration of Trust provides, in substance, that no Shareholder or Trustee shall be personally liable for the Fund's obligations to third parties.

Business and Other Connections of Investment Advisers

        The business and other connections of the officers and directors of Evaluation Associates Capital Markets, Incorporated (the Fund's Manager) and each of the Subadvisers are listed in schedules A and D of their respective ADV Forms as currently on file with the Commission, the texts of which schedules are incorporated herein by reference. The file numbers of such ADV Forms are as follows:

        Evaluation Associates Capital Markets, Incorporated -- File No. 801-
        41771
        Dietche & Field Advisers, Inc. -- File No. 801-20033
        Liberty Investment Management -- File No. 801-47681
        Hudson Capital Advisors -- File No. 801-31427
        Stonehill Capital Management, Inc. -- File No. 801-39824
        Equinox Capital Management, Inc. -- File No. 801-34524


Location of Accounts and Records

        All accounts and records required to be maintained under Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 promulgated thereunder are maintained in the following locations;

(a) Records forming the basis for financial statements of the Fund are kept at the principal offices of the Manager at 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854-1958.

(b)     (1)    Journals containing an itemized daily record of all securities transactions, receipts and disbursements of cash and all other debits and credits are kept at the principal offices of the Manager at 200 Connecticut Avenue, Suite 700, Norwalk,
               Connecticut 06854-1958 or at the principal offices of the Custodian at One Boston Place, Boston, Massachusetts 02108.

        (2) General and auxiliary ledgers are kept at the principal offices of the Manager at 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854-1958.

        (3) A securities record or ledger reflecting separately for each portfolio security as of trade date all "long" and "short" positions carried by the Fund for its own account and showing the location of all securities long and the off-setting position to all securities short is kept at the principal offices of the Manager at 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854-1958 or at the principal offices of the Custodian at One Boston Place, Boston, Massachusetts 02108.

        (4) The Fund's Declaration of Trust, By-laws, and minute books are kept at the principal offices of the Manager at 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854-1958.

        (5) The records of brokerage orders are kept at the principal offices of the Subadvisers at the addresses listed for them in the Prospectus.

        (6) A record of all other portfolio purchases and sales is kept at the principal offices of the Manager at 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854-1958 or at the principal offices of the Custodian at One Boston Place, Boston, Massachusetts 02108.

        (7) A record of the proof of money balances is kept at the principal offices of the Manager at 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854-1958.

        (8) A record of the basis for the allocation of brokerage transactions and brokerage commissions is kept at the principal offices of the Manager at 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854-1958 or at the offices of the Subadvisers at the addresses listed for them in the Prospectus.

        (9) A record of the persons authorizing the purchase or sale of portfolio securities is kept at the principal offices of the Subadvisers at the addresses listed for them in the Prospectus.

        (10) Copies of all advisory materials received from the Manager and the Subadvisers are kept at the principal offices of the Manager at 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854-1958 or at the offices of the Subadvisers at the addresses listed for them in the Prospectus.

(c)     Not applicable

(d) The Fund believes that each depositor of the Fund maintains the records required by Rule 31a-1(d) under the 1940 Act.

(e)     Not applicable

(f) The Fund believes that the Manager and each Subadviser maintains the records required by Rule 31a-1(f) under the 1940 Act.

Management Services

        All management related service contracts entered into by or for the Fund are described in Parts A and B of this Registration Statement.

Undertakings

(a) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. In addition, no indemnification shall occur as a result of actions which constitute willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

(b) The Fund will file a post-effective amendment, using financial statements which may not be certified, within four to six months following the commencement of operation of the Fund.

(c) The Fund will call a meeting of Shareholders, if requested to do so by holders of at least 10% of the Fund's outstanding Shares, for the purpose of voting upon the question of removal of a Trustee or Trustees and to assist in communications with other Shareholders as required by Section 16(c) of the Act.

                                            SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Norwalk and State of Connecticut on the
   ^        20th     day of    ^        December    , 1995.

                                             EAI SELECT MANAGERS EQUITY FUND



                                             By:/s/ William C. Crerend
                                                 William C. Crerend
                                                 Vice President

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated. Each person whose signature appears below hereby constitutes William C. Crerend such person's true and lawful attorney, with full power to him to sign for such person and in such person's name and capacity indicated below, and any and all amendments to this Registration Statement, hereby ratifying and confirming such person's signature as it may be signed by said attorney to any and all amendments.


        *               Trustee and     ^        December 20,     1995
Phillip N. Maisano      President


        *          Trustee and Senior    ^        December 20,     1995
Keith Stransky     Vice President


   /s/ Neal Jewell Trustee                    December 20, 1995
Neal Jewell

/s/ James Schuppenhauer    Trustee            December 20, 1995
James Schuppenhauer

/s/ Charles Collard        Trustee            December 20, 1995
Charles Collard

        *                  Treasurer          December 20,        ^

   1995
Peter Gwiazdowski

*By/s/ William C. Crerend
    Name:  William C. Crerend
    Title:  Attorney-in-Fact

                                           EXHIBIT INDEX



   ^        All required exhibits previously
filed